ACQUISITIONS - Income producing properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Mar. 30, 2023
Disclosure of detailed information about business combination [line items]
Property purchase price	$ 106,895
Transaction costs	230
Total acquisition cost	$ 107,125
Avon, USA | 10144 Veterans Dr.
Disclosure of detailed information about business combination [line items]
Property purchase price		$ 72,806
Transaction costs		128
Total acquisition cost		72,934
Avon, USA | 10207 Veterans Dr.
Disclosure of detailed information about business combination [line items]
Property purchase price		34,089
Transaction costs		102
Total acquisition cost		$ 34,191